Financial Instruments - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Debt at beginning of year	$ 236,238	$ 229,343	$ 205,834
Proceeds from new debt instruments	93,620	48,748	52,764
Debt repayments	(128,411)	(85,798)	(64,237)
Foreign currency translation and inflation effects	(7,452)	43,945	34,982
Debt at end of year	$ 193,995	$ 236,238	$ 229,343